INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2021
INCOME TAX EXPENSE
INCOME TAX EXPENSE

NOTE 25 — INCOME TAX EXPENSE

The Company is subject to income taxes in the countries of Indonesia, Singapore, and South Africa. The provision for income taxes consists of the following provisions (benefits):

	Year Ended December 31,
	2021	2020
Current tax:
Current tax on profits for the year	$—	$—
	—	—
Deferred income tax:
(Increase) decrease in deferred tax assets	(29,230)	155,603
Decrease in deferred tax liabilities	(99,622)	(86,358)
	(128,852)	69,245
(Benefit from) Provision for income taxes, as previously reported	$(128,852)	$69,245

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2021 and 2020 is as follows:

	Years ended December 31,
	2021	2020
Income (loss) from continuing operations before provision for income taxes	$(4,618,050)	$(3,123,070)
Tax at the Singapore rate of 17%	$(785,069)	$(530,922)
Reconciling items:
Permanent differences	31,272	39,478
Current period net operating losses not recognized as a deferred tax asset	743,997	407,519
Rate differential – non-Singapore entities	(55,045)	(24,305)
Other deferred tax activity	(64,007)	177,474
Provision for income taxes	$(128,852)	$69,245